Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Lawsuits Disputes

Subject	31 December 2018 Anticipated Maximum Risk (excluding accrued interest)	31 December 2017 Anticipated Maximum Risk (excluding accrued interest)	31 December 2018 Provision	31 December 2017 Provision
Disputes related with ICTA	13,367	13,367	—	—